Schedule of Lease Assets and liabilities (Details) - USD ($) $ in Thousands		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Right-of-use assets, Operating leases		$ 1,137	$ 1,210	$ 1,179
Right-of-use assets, Finance leases	[1]		128
Short-term lease liabilities, Operating leases			136
Short-term lease liabilities, Finance leases			78
Long-term lease liabilities, Operating leases			1,311
Long-term lease liabilities, Finance leases			$ 18

[1]	Net of accumulated depreciation, included in fixed assets